Intangible Assets, net - Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,105	$ 1,128
Accumulated Amortization	981	1,040
Net Carrying Amount	123	88
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Gross Carrying Amount	1,106	1,129
Accumulated Amortization	981	1,040
Net Carrying Amount	125	89
Amortization expense	$ 34	27	$ 33
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Amortization Period (Years)	15 years 1 month 6 days
Gross Carrying Amount	$ 602	718
Accumulated Amortization	579	686
Net Carrying Amount	23	32
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Accumulated Amortization	$ 579	686
Computer software
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Amortization Period (Years)	5 years 7 months 6 days
Gross Carrying Amount	$ 327	270
Accumulated Amortization	270	240
Net Carrying Amount	57	30
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Accumulated Amortization	$ 270	240
Developed technologies
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Amortization Period (Years)	12 years 8 months 12 days
Gross Carrying Amount	$ 37	37
Accumulated Amortization	34	34
Net Carrying Amount	3	3
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Accumulated Amortization	$ 34	34
Licenses
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Amortization Period (Years)	5 years 4 months 24 days
Gross Carrying Amount	$ 110	77
Accumulated Amortization	71	56
Net Carrying Amount	38	21
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Accumulated Amortization	$ 71	56
Other
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Amortization Period (Years)	9 years 8 months 12 days
Gross Carrying Amount	$ 28	26
Accumulated Amortization	26	23
Net Carrying Amount	2	2
Intangible Assets, Gross (Excluding Goodwill) [Abstract]
Accumulated Amortization	$ 26	23
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	12 years
Minimum | Computer software
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	3 years
Minimum | Developed technologies
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	2 years
Minimum | Licenses
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	3 years
Minimum | Other
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	3 years
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years
Maximum | Computer software
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	14 years
Maximum | Developed technologies
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	15 years
Maximum | Licenses
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	23 years
Maximum | Other
Finite-Lived Intangible Assets [Line Items]
Estimated Life (Years)	17 years
Trademarks
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 1	$ 1